18. INTANGIBLE ASSETS (Details 2)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Amortization rates	4.05%
Administration [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	15.74%
Improvements In Leased Properties [member] | Gas Segment [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	10%
Tubing [member] | Gas Segment [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	3.33%
Voltage Regulator - Up To 69 kV [member] | Energy Distribution Segment [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	4.35%
Capacitor Bank - Up To 69 kV [member] | Energy Distribution Segment [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	6.67%
Circuit Breaker - Up To 69 kV [member] | Energy Distribution Segment [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	3.03%
Overhead Distribution Transformer [member] | Energy Distribution Segment [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	4.00%
Structure - Posts [member] | Energy Distribution Segment [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	3.57%
System Cable - Below 69 KV [member] | Energy Distribution Segment [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	3.57%
System Cable - Below 69 KV One [member] | Energy Distribution Segment [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	6.67%
Vehicles One [member] | Administration [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	14.29%
General Equipment [member] | Administration [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	6.25%
Machinery and Equipment [member] | Gas Segment [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	5.2%
Furniture [member] | Administration [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	10%
Data Processing Equipment [member] | Administration [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	20%
Buildings works and improvements [member] | Gas Segment [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	4%
Vehicles [member] | Administration [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	20%
Software [member] | Administration [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	20%
Buildings [member] | Administration [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	3.33%